Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail) - Advances for Vessels Under Construction and Acquisitions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, December 31	$ 22,347,811	$ 37,273,199
Advances for vessels under construction	61,632,129	52,797,646
Capitalized interest	281,484	557,565	556,314
Capitalized expenses	721,220	1,625,979
Vessels delivered	(65,661,599)	(69,906,578)
Balance, December 31	$ 19,321,045	$ 22,347,811	$ 37,273,199